                                                                      EXHIBIT 99



DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC DISTRIBUTION DATE: 08-MAY-06 DaimlerChrysler Auto Trust 2006-A Monthly Servicer's Certificate(KM) Page 1 of 2
--------------------------------------------------------------------------------


Payment Determination Statement Number                                         2
Distribution Date                                                      08-May-06
Record Date                                                            05-May-06

DATES COVERED                                                    FROM AND INCLUDING     TO AND INCLUDING
                                                                 ------------------     ----------------
     Collections Period                                                01-Apr-06                30-Apr-06
     Accrual Period                                                    10-Apr-06                07-May-06
     30/360 Days                                                              30
     Actual/360 Days                                                          28



                                                                      NUMBER OF
COLLATERAL POOL BALANCE DATA                                           ACCOUNTS             $ AMOUNT
                                                                      ---------             --------
Pool Balance - Beginning of Period                                        95,019         1,550,930,246.15
Collections of Installment Principal                                                        30,264,145.30
Collections Attributable to Full Payoffs                                                    22,432,441.11
Principal Amount of Repurchases                                                                      0.00
Principal Amount of Gross Losses                                                               166,050.50
                                                                                       ------------------

Pool Balance - End of Period (EOP)                                        92,958         1,498,067,609.24
                                                                                       ==================


POOL STATISTICS                                                                           END OF PERIOD
                                                                                         ----------------
Initial Pool Balance (Pool Balance at the Purchase Date)                                 1,631,098,710.56
Pool Factor (Pool Balance as a Percent of Initial Pool Balance)                                     91.84%

Ending Overcollateralization(O/C) Amount                                                   128,506,761.10
Coverage Ratio (Ending Pool Balance as a Percent of Ending Notes)                                  109.38%

Cumulative Net Losses                                                                          112,874.97
Net Loss Ratio (3 mo. Weighted Avg.)                                                               0.0282%
Cumulative Recovery Ratio                                                                           49.17%


Delinquency Information:(1)                                   $ AMOUNT         % OF EOP POOL BAL.    # OF ACCOUNTS
                                                              ----------       ------------------    -------------
     31-60 Days Delinquent                                   9,061,364.02            0.605%                 542
     61-90 Days Delinquent                                     716,784.07            0.048%                  39
     91-120 Days Delinquent                                     11,782.92            0.001%                   1
     121 Days or More Delinquent                                     0.00            0.000%                   0
     Reposessions                                              889,288.11            0.059%                  42

     (1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                                  1,617,855.10
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)                  0.04430%

                                                             CURRENT MONTH       PRIOR MONTH
                                                             -------------       -----------
Weighted Average APR                                                 6.833%            6.834%
Weighted Average Remaining Term (months)                             48.22             49.01
Weighted Average Seasoning (months)                                  14.60             13.72

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC    DISTRIBUTION DATE: 08-MAY-06
DaimlerChrysler Auto Trust 2006-A Monthly Servicer's Certificate(KM) PAGE 2 OF 2
--------------------------------------------------------------------------------


CASH SOURCES
     Collections of Installment Principal             30,264,145.30
     Collections Attributable to Full Payoffs         22,432,441.11
     Principal Amount of Repurchases                           0.00           O/C RELEASE         (Prospectus pg S31-S32)
                                                                              -----------
     Recoveries on Loss Accounts                          90,494.31           Pool Balance                        1,498,067,609.24
     Collections of Interest                           8,128,834.07           Yield Supplement O/C Amount           (89,028,319.00)
                                                                                                               -------------------
     Investment Earnings                                 179,737.53           Adjusted Pool Balance               1,409,039,290.24
     Reserve Account                                   3,767,500.00
                                                  -----------------
     TOTAL SOURCES                                    64,863,152.32           Total Securities                    1,369,560,848.14
                                                  =================                                            -------------------

                                                                              Adjusted O/C Amount                    39,478,442.10
CASH USES
     Servicer Fee                                      1,292,441.87           Target Overcollateralization Amount    70,451,964.51
     A Note Interest                                   5,670,154.47
     Priority Principal Distribution Amount                    0.00           O/C Release Period?                          No
     B Note Interest                                     193,606.67
     Reserve Fund                                      3,767,500.00           O/C Release                                     0.00
     Regular Principal Distribution Amount            53,939,449.31
     Distribution to Certificateholders                        0.00
                                                  -----------------
     TOTAL CASH USES                                  64,863,152.32
                                                  =================


ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources                  64,863,152.32
Investment Earnings in Trust Account                    (179,737.53)
Daily Collections Remitted                           (61,688,560.30)
Cash Reserve in Trust Account                         (3,767,500.00)
Servicer Fee (withheld)                               (1,292,441.87)
O/C Release to Seller                                          0.00
                                                  -----------------
     PAYMENT DUE TO/(FROM) TRUST ACCOUNT              (2,065,087.38)
                                                  =================



                                        Beginning         Ending          Principal       Principal per     Interest   Interest per
                                         Balance          Balance          Payment          $1000 Face       Payment    $1000 Face
                                     --------------  ----------------  ---------------   ---------------  ------------ ------------
NOTES
Class A-1  307,000,000 @ 4.7914%     223,500,297.45    169,560,848.14    53,939,449.31       175.6985320    832,906.14    2.7130493
Class A-2  485,000,000 @ 5.06%       485,000,000.00    485,000,000.00             0.00         0.0000000  2,045,083.33    4.2166667
Class A-3  510,000,000 @ 5.00%       510,000,000.00    510,000,000.00             0.00         0.0000000  2,125,000.00    4.1666667
Class A-4  159,800,000 @ 5.01%       159,800,000.00    159,800,000.00             0.00         0.0000000    667,165.00    4.1750000
Class B  45,200,000 @ 5.14%           45,200,000.00     45,200,000.00             0.00         0.0000000    193,606.67    4.2833334
                                   ----------------  ---------------------------------                    ------------
    Total Notes                    1,423,500,297.45  1,369,560,848.14    53,939,449.31                    5,863,761.14
                                   ================  =================================                    ============

* Class A-1 Interest is computed on an Actual/360 Basis.  Days in current period   28
                                                                                  ----